PIMCO Short Term Municipal Bond Active Exchange-Traded Fund Shareholder Fees	Jun. 30, 2026 USD ($)
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund | PIMCO Short Term Municipal Bond Active Exchange-Traded Fund
Prospectus [Line Items]
Shareholder Fee, Other